Financial Assets at Fair Value Through Profit or Loss - Summary of Income (Loss) from Financial Assets at fair Value Through Profit or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	₩ 173,417	₩ 211,131
Financial assets at fair value through profit or loss | Beneficiary certificate
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	34,481	(59)
Financial assets at fair value through profit or loss | Cooperative
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	118	272
Financial assets at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	2,435	2,934
Financial assets at fair value through profit or loss | Others
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	₩ 136,383	₩ 207,984